UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						      Washington, D.C. 20549

								Form 13F

							Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds a new holdings entries.

Institutional Investment Manager Filing this report:

Name:			United Capital Financial Advisers, Inc.
Address:		500 Newport Center Drive
			2nd Floor
			Newport Beach, CA  92660

13F File Number:	028-13541

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understand that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Caryn Westman
Title:	Corporate Secretary
Phone:	949-999-8500

Signature, Place and Date of Signing
  Caryn Westman  Newport Beach, CA  November 13, 2009

Report Type (Check only one.):
[   ]	13F HOLDINGS REPORT. (check here if all holdings of this reporting manager
	are reported in this report. )

[ X ]	13F NOTICE.  (check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT. ( check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by other reporting manager{s}.)

List of Other Managers Reporting for this Manager:

SEC 13F FILE NO. 28-13508; United Capital Financial Advisers, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.